Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 84,958,726.72
Previously Paid Amount	0
Total Fee Amount	11,344.34
Total Offset Amount	0
Net Fee	$ 11,344.34
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A